MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO                 ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Balanced Portfolio (Class H) and the S&P 500 Index, the Lehman Brothers Government/Corporate Bond Index and the 90-day U.S. Treasury bill, from December 31, 1989 through December 31, 1999

[GRAPH]

                       BALANCED           90 DAY U.S.         LB GOV'T/CORP            S&P 500
                     PORTFOLIO (H)          T-BILL             BOND INDEX               INDEX
                     ------------         ----------          -------------           ---------

Dec-89                $10,000              $10,000               $10,000               $10,000
Jan-90                 $9,807              $10,064                $9,863                $9,329
Feb-90                 $9,855              $10,128                $9,885                $9,449
Mar-90                 $9,913              $10,195                $9,886                $9,700
Apr-90                 $9,846              $10,262                $9,795                $9,458
May-90                $10,154              $10,327               $10,079               $10,379
Jun-90                $10,193              $10,393               $10,241               $10,309
Jul-90                $10,145              $10,459               $10,368               $10,276
Aug-90                 $9,836              $10,524               $10,218                $9,348
Sep-90                 $9,691              $10,588               $10,303                $8,894
Oct-90                 $9,759              $10,651               $10,439                $8,856
Nov-90                $10,077              $10,714               $10,666                $9,428
Dec-90                $10,260              $10,774               $10,827                $9,690
Jan-91                $10,517              $10,830               $10,948               $10,110
Feb-91                $10,887              $10,883               $11,043               $10,832
Mar-91                $10,979              $10,937               $11,119               $11,094
Apr-91                $11,041              $10,988               $11,247               $11,121
May-91                $11,236              $11,037               $11,298               $11,599
Jun-91                $10,979              $11,088               $11,286               $11,068
Jul-91                $11,205              $11,139               $11,427               $11,584
Aug-91                $11,441              $11,188               $11,690               $11,857
Sep-91                $11,349              $11,236               $11,934               $11,659
Oct-91                $11,380              $11,284               $12,040               $11,815
Nov-91                $11,226              $11,326               $12,161               $11,340
Dec-91                $12,185              $11,365               $12,571               $12,635
Jan-92                $12,078              $11,401               $12,385               $12,400
Feb-92                $12,185              $11,438               $12,450               $12,560
Mar-92                $11,950              $11,477               $12,382               $12,317
Apr-92                $12,121              $11,512               $12,456               $12,677
May-92                $12,228              $11,547               $12,698               $12,740
Jun-92                $12,046              $11,581               $12,883               $12,550
Jul-92                $12,485              $11,613               $13,213               $13,062
Aug-92                $12,335              $11,643               $13,330               $12,795
Sep-92                $12,506              $11,671               $13,513               $12,946
Oct-92                $12,506              $11,699               $13,306               $12,990
Nov-92                $12,699              $11,729               $13,296               $13,432
Dec-92                $12,812              $11,761               $13,523               $13,597
Jan-93                $12,955              $11,790               $13,818               $13,711
Feb-93                $13,143              $11,819               $14,105               $13,898
Mar-93                $13,330              $11,848               $14,153               $14,191
Apr-93                $12,999              $11,877               $14,262               $13,848
May-93                $13,165              $11,906               $14,255               $14,217
Jun-93                $13,484              $11,937               $14,579               $14,259
Jul-93                $13,616              $11,967               $14,672               $14,202
Aug-93                $13,947              $11,997               $15,009               $14,740
Sep-93                $14,024              $12,027               $15,062               $14,626
Oct-93                $14,332              $12,057               $15,124               $14,929
Nov-93                $14,288              $12,088               $14,953               $14,787
Dec-93                $14,826              $12,119               $15,019               $14,966
Jan-94                $15,297              $12,149               $15,244               $15,475
Feb-94                $14,962              $12,182               $14,911               $15,056
Mar-94                $14,094              $12,217               $14,546               $14,401
Apr-94                $13,847              $12,255               $14,425               $14,585
May-94                $13,623              $12,297               $14,399               $14,823
Jun-94                $13,312              $12,338               $14,366               $14,460
Jul-94                $13,623              $12,383               $14,654               $14,934
Aug-94                $14,046              $12,429               $14,660               $15,545
Sep-94                $13,673              $12,476               $14,438               $15,165
Oct-94                $13,561              $12,527               $14,422               $15,505
Nov-94                $13,312              $12,582               $14,396               $14,941
Dec-94                $13,405              $12,641               $14,491               $15,162
Jan-95                $13,728              $12,702               $14,770               $15,555
Feb-95                $14,093              $12,763               $15,112               $16,160
Mar-95                $14,318              $12,824               $15,213               $16,636
Apr-95                $14,585              $12,884               $15,426               $17,126
May-95                $15,006              $12,945               $16,073               $17,809
Jun-95                $15,372              $13,005               $16,201               $18,222
Jul-95                $15,723              $13,063               $16,138               $18,825
Aug-95                $15,864              $13,122               $16,345               $18,872
Sep-95                $16,018              $13,180               $16,512               $19,669
Oct-95                $16,060              $13,238               $16,754               $19,598
Nov-95                $16,510              $13,297               $17,031               $20,456
Dec-95                $16,524              $13,354               $17,281               $20,851
Jan-96                $17,003              $13,410               $17,388               $21,560
Feb-96                $17,126              $13,464               $17,020               $21,760
Mar-96                $17,080              $13,519               $16,877               $21,969
Apr-96                $17,265              $13,575               $16,760               $22,292
May-96                $17,466              $13,632               $16,732               $22,865
Jun-96                $17,482              $13,689               $16,954               $22,952
Jul-96                $16,941              $13,748               $16,993               $21,938
Aug-96                $17,373              $13,806               $16,951               $22,401
Sep-96                $18,022              $13,864               $17,252               $23,659
Oct-96                $18,563              $13,920               $17,654               $24,312
Nov-96                $19,427              $13,979               $17,979               $26,148
Dec-96                $19,303              $14,036               $17,780               $25,630
Jan-97                $19,938              $14,095               $17,801               $27,230
Feb-97                $19,832              $14,154               $17,838               $27,445
Mar-97                $19,321              $14,215               $17,626               $26,319
Apr-97                $19,920              $14,276               $17,883               $27,888
May-97                $20,943              $14,336               $18,050               $29,592
Jun-97                $21,718              $14,395               $18,266               $30,909
Jul-97                $23,446              $14,456               $18,825               $33,366
Aug-97                $22,970              $14,518               $18,614               $31,498
Sep-97                $24,172              $14,577               $18,907               $33,221
Oct-97                $23,626              $14,637               $19,209               $32,111
Nov-97                $23,731              $14,701               $19,311               $33,598
Dec-97                $24,102              $14,765               $19,514               $34,176
Jan-98                $24,294              $14,827               $19,789               $34,552
Feb-98                $25,698              $14,889               $19,749               $37,043
Mar-98                $26,549              $14,951               $19,811               $38,939
Apr-98                $26,740              $15,013               $19,910               $39,337
May-98                $26,442              $15,076               $20,123               $38,660
Jun-98                $26,910              $15,139               $20,328               $40,230
Jul-98                $26,294              $15,201               $20,344               $39,803
Aug-98                $23,656              $15,263               $20,741               $34,052
Sep-98                $24,634              $15,321               $21,334               $36,234
Oct-98                $25,570              $15,372               $21,183               $39,176
Nov-98                $26,634              $15,429               $21,310               $41,551
Dec-98                $28,155              $15,486               $21,363               $43,944
Jan-99                $28,106              $15,542               $21,515               $45,781
Feb-99                $27,082              $15,599               $21,003               $44,357
Mar-99                $27,130              $15,657               $21,108               $46,131
Apr-99                $27,423              $15,713               $21,160               $47,917
May-99                $27,326              $15,771               $20,942               $46,786
Jun-99                $28,033              $15,831               $20,878               $49,382
Jul-99                $27,765              $15,892               $20,819               $47,842
Aug-99                $27,399              $15,954               $20,802               $47,602
Sep-99                $26,911              $16,016               $20,990               $46,298
Oct-99                $27,448              $16,080               $21,044               $49,229
Nov-99                $27,595              $16,147               $21,032               $50,228
Dec-99                $28,668              $16,217               $20,903               $53,181


AVERAGE ANNUAL TOTAL RETURN (%), PERIODS ENDED 12/31/99
-----------------------------------------------------------------------------------
                             6 Months   1 Year     5 Years    10 Years   Inception*
Class H                        2.26        1.82      16.42       11.11      10.96
Class I                        N/A         N/A        N/A         N/A        3.34
S&P 500 Index                  7.70       21.03      28.54       18.19      19.03
LB Gov't Bond Index            0.13       -2.15       7.61        7.65       8.28
90-Day U.S. T-Bill             2.52        4.85       5.20        5.07       5.38


*Inception: since commencement of issuance on June 1, 1988 for Class H shares and August 17, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

 The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended 1999, the Portfolio's adviser voluntarily waived payment of certain fees (including the distribution fee payable by Class I shares). Absent this waiver, performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[Sidenote]
The graph depicts the performance of Mitchell Hutchins Series Trust--Balanced Portfolio (Class H) versus the S&P 500 Index, the Lehman Brothers Government/Corporate Bond Index and the 90-day U.S. Treasury bill. In previous reports we have shown the Balanced Portfolio only against the S&P 500 Index. Since the Portfolio invests in a mix of stocks, bonds and cash we believe it is appropriate to show benchmarks for all three asset classes. Fees and expenses of Class I shares are higher than those of Class H shares and the performance of Class I shares will differ from the performance of Class H shares. It is important to note the Balanced Portfolio is a professionally managed mutual fund while the Indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


Dear Contract Owner,                                           February 15, 2000

We are pleased to present you with the annual report for the Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") for the fiscal year ended December 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------
[ICON] All of the major equity markets gained during the fiscal year period but none more than the NASDAQ Composite, which, propelled by technology stocks, rocketed up 85.59%. The Dow Jones Industrial Average (Dow) and Standard and Poor's 500 Index (S&P 500) saw strong gains of 27.29% and 21.03%, respectively. Throughout the fiscal year, a relatively small number of stocks led the charge, and market breadth fell to a three-year low. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong.


MARKET OUTLOOK
--------------------------------------------------------------------------------
Earnings momentum in the technology sector is likely to continue in 2000 as ongoing domestic demand extends overseas. High valuations, however, leave little room for disappointment, and 1999's success will make for difficult earnings comparisons in 2000. This could make careful stock selection more important than ever. We believe that equity markets should fare reasonably well in 2000, with earnings expected to grow approximately 10-12% or more in an expanding global economy. This positive scenario assumes that the market can absorb an interest-rate increase of limited magnitude.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------
The Portfolio employs a disciplined, model-based approach to calculate the expected returns for U.S. stocks, U.S. bonds and short-term securities (cash equivalents). Based on key economic variables such as interest rates, profit growth and inflation, as well as fundamental valuation techniques, the approach seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and "risk-free" cash investments. The Portfolio assets are allocated according to the model, with a minimum of 25% net assets in bonds or cash at all times. Assets are shifted between asset classes once a month, based on the calculations produced by the model, which is run on the first business day following release of the federal government's monthly employment data.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO                 ANNUAL REPORT


ASSET ALLOCATION*

                                       12/31/99          6/30/99          12/31/98
------------------------------------------------------------------------------------
Equities                                  60.1%             60.4%            69.4%
Bonds                                     31.9              38.9             19.0
Cash                                       8.0               0.7             11.6
------------------------------------------------------------------------------------
Total                                    100.0             100.0            100.0

PORTFOLIO CHARACTERISTICS*
                                       12/31/99          6/30/99          12/31/98
------------------------------------------------------------------------------------
Net Assets ($mm)                         $22.0             $26.9            $28.5
Number of Securities                      140               150             150
------------------------------------------------------------------------------------

     The Portfolio began the latter half of its fiscal year with a 60.4% allocation to stocks, nearly identical to its normalized weighting of 60%. The Portfolio's stock allocation was relatively stable during the period. It rose slightly, to 64.8% at the end of October, and back down to 60.1% at year-end. The bond allocation started the period at 38.9%, but declined to 25.4% for August, resulting in a shift of about 10% of the Portfolio into cash. The bond allocation rose slightly through the remainder of the period but stayed around 31%.


TOP FIVE EQUITY SECTORS*

                    12/31/99                     6/30/99                   12/31/98
--------------------------------------------------------------------------------------
Consumer Cyclicals   17.0%    Consumer Cyclicals  13.5%    Consumer Cyclicals 27.9%
Technology           15.5     Technology          12.3     Technology         16.9
Financial Services    8.6     Financial Services   8.0     Financial Services 16.4
Utilities             5.5     Utilities            5.6     Healthcare         13.9
Energy                4.7     Healthcare           5.3     Utilities          11.9
--------------------------------------------------------------------------------------
Total                51.3     Total               44.7     Total              87.0


TOP TEN EQUITY HOLDINGS*

                                 12/31/99                                 6/30/99
-------------------------------------------------------------------------------------
Cisco Systems, Inc.                2.8%    United Technologies Corp.         1.9%
Applied Materials, Inc.            2.3     Cisco Systems, Inc.               1.6
Microsoft Corp.                    2.1     Tyco Int'l Ltd.                   1.5
United Technologies Corp.          1.7     BP Amoco                          1.4
Dayton Hudson Corp.                1.6     Microsoft Corp.                   1.3
JDS Uniphase                       1.5     Dayton Hudson Corp.               1.3
Mettler Toledo Int'l               1.4     Applied Materials, Inc.           1.3
Morgan Stanley Dean Witter         1.4     MCI Worldcom, Inc.                1.3
Exxon/Mobil                        1.3     Biogen Inc.                       1.2
Unisys Corp.                       1.3     Unisys Corp.                      1.2
-------------------------------------------------------------------------------------
Total                             17.4     Total                            14.0

* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Margo Alexander                  /s/ Brian M. Storms

Margo Alexander                      Brian M. Storms
Chairman and                         President and
Chief Executive Officer              Chief Operating Officer
Mitchell Hutchins                    Mitchell Hutchins
Asset Management Inc.                Asset Management Inc.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


PORTFOLIO OF INVESTMENTS                                DECEMBER 31, 1999

Number of
 Shares                                                       Value
----------                                                 -------------
COMMON STOCKS--64.17%
AIRLINES--0.70%%
       3,100   Delta Air Lines, Inc. ...................   $     154,419
                                                           -------------
ALCOHOL--0.32%
       1,000   Anheuser-Busch Companies, Inc. ..........          70,875
                                                           -------------
APPAREL, TEXTILES--0.19%
       1,800   Tommy Hilfiger Corp.* ...................          41,963
                                                           -------------
BANKS--1.74%
       3,200   The Chase Manhattan Corp. ...............         248,600
       1,000   Mellon Financial Corp. ..................          34,062
       2,500   Wells Fargo and Co. .....................         101,094
                                                           -------------
                                                                 383,756
                                                           -------------
CHEMICALS--0.49%
         800   Dow Chemical Co. ........................         106,900
                                                           -------------
COMPUTER HARDWARE--3.81%
       6,100   Cisco Systems, Inc.* ....................         653,462
       3,650   Dell Computer Corp.* ....................         186,150
                                                           -------------
                                                                 839,612
                                                           -------------
COMPUTER SOFTWARE--5.29%
         700   BMC Software, Inc.* .....................          55,956
       1,300   Compuware Corp.* ........................          48,425
       2,430   International Business Machines .........         262,440
       4,200   Microsoft Corp.* ........................         490,350
       9,600   Unisys Corp.* ...........................         306,600
                                                           -------------
                                                               1,163,771
                                                           -------------
CONSTRUCTION, REAL PROPERTY--0.33%
       2,600   Lafarge Corp. ADR .......................          71,825
                                                           -------------
CONSUMER DURABLES--1.07%
       2,600   Maytag Corp. ............................         124,800
       1,700   Whirlpool Corp. .........................         110,606
                                                           -------------
                                                                 235,406
                                                           -------------
DEFENSE & AEROSPACE--0.83%
       1,800   General Dynamics Corp. ..................          94,950
       1,700   TRW, Inc. ...............................          88,294
                                                           -------------
                                                                 183,244
                                                           -------------
DIVERSIFIED RETAIL--2.24%
       5,100   Dayton Hudson Corp. .....................         374,531
       1,700   Wal-Mart Stores, Inc. ...................         117,513
                                                           -------------
                                                                 492,044
                                                           -------------
DRUGS & MEDICINE--2.14%
       3,300   Biogen Inc.* ............................         278,850
         800   Pharmacia & UpJohn, Inc. ADR ............          36,000
       3,700   Schering-Plough Corp. ...................         156,094
                                                           -------------
                                                                 470,944
                                                           -------------
ELECTRIC UTILITIES--0.93%
       1,900   Duke Energy Corp. .......................          95,238
       5,300   Energy East Corp. .......................         110,306
                                                           -------------
                                                                 205,544
                                                           -------------
ELECTRICAL EQUIPMENT--0.64%
       2,425   Honeywell International Inc. ............         139,892
                                                           -------------
ENERGY RESERVES & PRODUCTION--2.84%
       3,828   Exxon Mobil Corp. .......................         308,393
       4,100   Royal Dutch Petroleum Co. ADR ...........         247,794
       2,500   Tosco Corp. .............................          67,969
                                                           -------------
                                                                 624,156
                                                           -------------
FINANCIAL SERVICES--1.06%
         900   Marsh & McLennan Co., Inc. ..............          86,119
       3,400   MBNA Corp. ..............................          92,650
         600   Providian Financial Corp. ...............          54,637
                                                           -------------
                                                                 233,406
                                                           -------------
FOOD RETAIL--0.71%
       8,300   Kroger Co.* .............................         156,663
                                                           -------------
FOREST PRODUCTS, PAPER--2.70%
       2,900   Champion International Corp. ............         179,619
       3,800   Georgia-Pacific Corp. ...................         192,850
       3,100   Weyerhaeuser Co. ........................         222,618
                                                           -------------
                                                                 595,087
                                                           -------------
GAS UTILITY--0.30%
       1,050   Columbia Gas System Inc. ................          66,413
                                                           -------------
INDUSTRIAL PARTS--4.81%
       1,550   American Standard Companies Inc.* .......          71,106
       2,900   Ingersoll Rand Co. ......................         159,681
       8,600   Mettler Toledo International Inc.* ......         328,413
       1,200   SPX Corp.* ..............................          96,975
       6,200   United Technologies Corp. ...............         403,000
                                                           -------------
                                                               1,059,175
                                                           -------------
INDUSTRIAL SERVICES & SUPPLIES--1.62%
       1,700   Hertz Corp. .............................          85,213
       7,000   Tyco International Ltd. .................         272,125
                                                           -------------
                                                                 357,338
                                                           -------------
INFORMATION & COMPUTER SERVICES--0.76%
       3,950   Valassis Communications Inc.* ...........         166,888
                                                           -------------
LEISURE--0.25%
       2,900   Hasbro, Inc. ............................          55,281
                                                           -------------

                                                                        5

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


Number of
 Shares                                                       Value
----------                                                 -------------
COMMON STOCKS--(CONCLUDED)
LIFE INSURANCE--1.98%
       3,500   American General Corp. ..................     $   265,563
       1,300   Lincoln National Corp. ..................          52,000
       3,700   Protective Life Corp. ...................         117,706
                                                           -------------
                                                                 435,269
                                                           -------------
LONG DISTANCE & PHONE COMPANIES--3.70%
       1,900   AT&T Corp. ..............................          96,425
       5,300   BellSouth Corp. .........................         248,106
       2,500   GTE Corp. ...............................         176,406
       5,550   MCI WorldCom, Inc.* .....................         294,497
                                                           -------------
                                                                 815,434
                                                           -------------
MEDIA--1.09%
       3,100   Comcast Corp., Class A ..................         156,744
       2,300   Infinity Broadcasting Corp.* ............          83,231
                                                           -------------
                                                                 239,975
                                                           -------------
MEDICAL PRODUCTS--0.66%
       4,700   St. Jude Medical, Inc.* .................         144,231
                                                           -------------
METALS & MINING--1.02%
       2,700   Alcoa, Inc. .............................         224,100
                                                           -------------
MOTOR VEHICLES--1.77%
       1,900   Borg Warner Automotive, Inc. ............          76,950
         808   Delphi Automotive Systems Corp. .........          12,726
       4,100   Ford Motor Co. ..........................         219,094
       1,100   General Motors Corp. ....................          79,956
                                                           -------------
                                                                 388,726
                                                           -------------
OIL REFINING--2.15%
       1,900   Atlantic Richfield Co. ..................         164,350
       6,100   Coastal Corp. ...........................         216,169
       3,800   USX-Marathon Group ......................          93,812
                                                           -------------
                                                                 474,331
                                                           -------------
OTHER INSURANCE--2.37%
       2,850   AMBAC Financial Group Inc. ..............         148,735
       2,498   American International Group, Inc. ......         270,096
       3,000   Travelers Property Casualty Corp. .......         102,750
                                                           -------------
                                                                 521,581
                                                           -------------
PUBLISHING--1.56%
       4,200   Knight Ridder, Inc. .....................         249,900
       1,900   New York Times Co., Class A .............          93,337
                                                           -------------
                                                                 343,237
                                                           -------------
RESTAURANTS--0.41%
       3,800   Brinker International Inc.* .............          91,200
                                                           -------------
SECURITIES & ASSET MANAGEMENT--2.05%
       3,600   AXA Financial Inc. ......................         121,950
       2,300   Morgan Stanley Dean Witter & Co. ........         328,325
                                                           -------------
                                                                 450,275
                                                           -------------
SEMICONDUCTOR--6.05%
       4,300   Applied Materials, Inc.* ................         544,756
       4,400   Atmel Corp.* ............................         130,075
       1,700   Intel Corp. .............................         139,931
       2,200   JDS Uniphase Corp.* .....................         354,888
       3,100   Vitesse Semiconductor Corp.* ............         162,556
                                                           -------------
                                                               1,332,206
                                                           -------------
SPECIALTY RETAIL--2.38%
       2,550   Circuit City Stores, Inc. ...............         114,909
       5,200   Federated Department Stores Inc.* .......         262,925
       3,300   Staples Inc.* ...........................          68,475
       1,600   Zale Corp.* .............................          77,400
                                                           -------------
                                                                 523,709
                                                           -------------
WIRELESS TELECOMMUNICATIONS--1.21%
       1,900   Centurytel Inc. .........................          90,012
       1,200   Motorola, Inc. ..........................         176,700
                                                           -------------
                                                                 266,712
                                                           -------------
Total Common Stocks (cost--$10,515,400) ................      14,125,588
                                                           -------------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

 PRINCIPAL
  AMOUNT
  (000)                                                                MATURITY DATES           INTEREST RATES        VALUE
----------                                                          --------------------    --------------------   -----------
CORPORATE BONDS--16.59%
BANKS--0.31%
$        70   Bank One Corp. ................................              08/01/06                 6.875%           $  67,804
                                                                                                                   -----------
BEVERAGES & ENTERTAINMENT--0.61%
        140   Seagram Joseph E. & Sons, Inc. ................              12/15/05                 6.625              133,296
                                                                                                                   -----------
CABLE--0.44%
        100   Telecommunications Inc. .......................              05/01/03                 6.375               97,908
                                                                                                                   -----------
DEFENSE & AEROSPACE--0.29%
         65   Lockheed Martin Corp. .........................              12/01/05                 7.950               64,516
                                                                                                                   -----------
ELECTRIC UTILITIES--0.65%
        145   Edison International ..........................              09/15/04                 6.875              142,001
                                                                                                                   -----------
FINANCIAL SERVICES--3.55%
        208   Associates Corp. N. A..........................              11/01/08                 6.250              191,639
        200   AT&T Capital Corp. ............................              01/16/01                 6.875              199,768
        195   Ford Motor Credit Co. .........................        01/14/03 to 01/12/09       5.800 to 6.000         185,349
        215   Heller Financial Inc. .........................              03/19/04                 6.000              203,671
                                                                                                                   -----------
                                                                                                                       780,427
                                                                                                                   -----------
INDUSTRIAL SERVICES & SUPPLIES--0.62%
        140   Tyco International Group S. A. ................              06/15/01                 6.125              137,590
                                                                                                                   -----------
INSURANCE--2.47%
        200   American Re Corp. .............................              12/15/26                 7.450              189,751
        125   Hartford Financial Services Group Inc. ........              11/01/08                 6.375              114,049
        100   Loews Corp. ...................................              12/15/06                 6.750               94,519
        150   Lumbermen's Mutual Casualty Co. ...............              07/01/26                 9.150              145,056
                                                                                                                   -----------
                                                                                                                       543,375
                                                                                                                   -----------
MEDIA--0.26%
         60   News America Holdings Inc. ....................              10/17/96                 8.250               57,180
                                                                                                                   -----------
SECURITIES & ASSET MANAGEMENT--2.68%
        140   FMR Corp. .....................................              06/15/29                 7.570              134,605
        145   Lehman Brothers Holdings Inc. .................              04/01/04                 6.625              140,469
        135   Merrill Lynch & Company Inc. ..................              02/17/09                 6.000              121,007
        205   Morgan Stanley Dean Witter & Co. ..............              01/20/04                 5.625              193,538
                                                                                                                   -----------
                                                                                                                       589,619
                                                                                                                   -----------
TELECOMMUNICATIONS--0.87%
        210   U.S. West Capital Funding Inc. ................              07/15/08                 6.375              192,604
                                                                                                                   -----------
TOBACCO--1.53%
        240   Philip Morris Companies Inc. ..................        07/01/08 to 01/15/27       7.650 to 7.750         224,580
        120   RJ Reynolds Tobacco Holdings Inc. .............              05/15/03                 7.375              112,703
                                                                                                                   -----------
                                                                                                                       337,283
                                                                                                                   -----------


                                                                               7

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


 PRINCIPAL
  AMOUNT
  (000)                                                                   MATURITY DATES           INTEREST RATES       VALUE
----------                                                             --------------------    --------------------  -----------
CORPORATE BONDS--(CONCLUDED)

YANKEE--2.31%
$        75   Canadian Imperial Bank Commerce ...............                08/01/00                 6.200%          $   74,824
        195   Household International Netherlands B. V. .....                12/01/03                 6.200              188,088
        170   Imperial Tobacco Overseas B. V. ...............                04/01/09                 7.125              153,584
         90   KBC Bank Funding Trust III+ ...................                11/02/09++               9.860               93,131
                                                                                                                     -----------
                                                                                                                         509,627
                                                                                                                     -----------
Total Corporate Bonds (cost--$3,876,114) ....................                                                          3,653,230
                                                                                                                     -----------


U.S. GOVERNMENT OBLIGATIONS--4.63%

        379   U.S. Treasury Bonds ...........................          08/15/13 to 08/15/21      7.875 to 12.000         462,451
        562   U.S. Treasury Inflation Index Notes ...........                07/15/02                 3.625              556,399
                                                                                                                     -----------
Total U.S. Government Obligations (cost--$1,064,244) ........                                                          1,018,850
                                                                                                                     -----------

MORTGAGE BACKED SECURITIES--12.92%

COLLATERALIZED MORTGAGE OBLIGATION--2.10%
         92   Amresco Commercial Mortgage Funding I Corp.,
                 Series 1997-C1, Class A1 ...................                06/17/29                 6.730               90,344
         55   CS First Boston Mortgage Securities Corp.,
                 Series 1997-2, Class A+ ....................                06/01/20                 7.500               55,015
          1   FDIC REMIC Trust, Series 1994-C1, Class 2A-2 ..                09/25/25                 7.850                  934
         33   FDIC REMIC Trust, Series 1996-C1, Class 1A ....                05/25/26                 6.750               32,274
          4   FNMA REMIC Trust, Series 1996-M6, Class E .....                09/17/19                 7.750                4,422
         74   GMAC Commercial Mortgage Security,
                 Series 1996-C1, Class A2-A .................                09/15/03                 6.790               73,454
        125   LB Commercial Conduit Mortgage Trust,
                 Series 1998-C4, Class A1-B .................                10/15/08                 6.210              115,140
         92   Morgan Stanley Capital I Inc.,
                 Series 1997-WF1, Class A1+ .................                10/15/06                 6.830               90,765
                                                                                                                     -----------
                                                                                                                         462,348
                                                                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION--1.74%
        185   FHLMC .........................................                03/18/08                 6.220              172,077
        225   FHLMC 30 Yr TBA ...............................                  TBA                    6.500              212,203
                                                                                                                     -----------
                                                                                                                         384,280
                                                                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.44%
        200   FNMA ..........................................                01/15/09                 5.250              176,110
         21   FNMA ..........................................                07/01/28                 6.500               20,146
         39   FNMA ..........................................                01/01/26                 7.500               38,677
         52   FNMA ..........................................                02/01/25                 9.000               53,867
         27   FNMA ..........................................                02/01/25                 9.500               29,062
        340   FNMA 15 Yr TBA ................................                  TBA                    6.500              329,906
      1,080   FNMA 30 Yr TBA ................................                  TBA                6.000 to 6.500         989,897
                                                                                                                     -----------
                                                                                                                       1,637,665
                                                                                                                     -----------


8

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


 PRINCIPAL
  AMOUNT
  (000)                                                                   MATURITY DATES           INTEREST RATES       VALUE
----------                                                             --------------------    --------------------  -----------
MORTGAGE BACKED SECURITIES--(CONCLUDED)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.64%
$       348   GNMA ..........................................               11/15/17                 8.500%          $   360,069
                                                                                                                     -----------
Total Mortgage Backed Securities (cost--$2,925,455)..........                                                          2,844,362
                                                                                                                     -----------

SHORT TERM GOVERNMENT AGENCY SECURITIES--8.53%
      1,879   Federal Home Loan Bank Consolidated Discount Notes
                 (cost--$1,878,843) .........................               01/03/00                 1.500@            1,878,843
                                                                                                                     -----------
Total Investments (cost--$20,260,056)--106.84% ..............                                                         23,520,873
Liabilities in excess of other assets--(6.84)% ..............                                                         (1,506,464)
                                                                                                                     -----------
Net Assets--100.00% .........................................                                                        $22,014,409
                                                                                                                     -----------
                                                                                                                     -----------

--------------
*      Non-income producing security.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++     Maturity date shown is the callable date for perpetual rewriting securities.
@      Interest rate shown is the discount rate at date of purchase.
ADR    American Depositary Receipt.
REMIC  Real Estate Mortgage Investment Conduit.
TBA To Be Assigned--Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS

   NUMBER OF                                                        IN           EXPIRATION         UNREALIZED
   CONTRACTS               CONTRACT TO RECEIVE                 EXCHANGE FOR         DATE           DEPRECIATION
-------------   -------------------------------------------    ------------     -----------       -------------
      1         U.S. 30 Year Treasury Bond ................       $91,813        March 2000           $(875)
                                                                                                      -----
                                                                                                      -----


                See accompanying notes to financial statements.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES                                   DECEMBER 31, 1999

ASSETS
Investments in securities, at value (cost--$20,260,056) ...........        $ 23,520,873
Cash ..............................................................                 798
Dividend and interest receivable ..................................             110,133
Other assets ......................................................                 892
                                                                           ------------
Total assets ......................................................          23,632,696
                                                                           ------------

LIABILITIES
Payable for investments purchased .................................           1,552,427
Payable to investment adviser and administrator ...................              13,906
Variation margin payable ..........................................                 500
Accrued expenses and other liabilities ............................              51,454
                                                                           ------------
Total liabilities .................................................           1,618,287
                                                                           ------------

NET ASSETS
Beneficial interest shares of $0.001 par value ....................          15,822,207
Undistributed net investment income ...............................             467,034
Accumulated net realized gains from investment transactions .......           2,465,226
Net unrealized appreciation of investments and futures ............           3,259,942
                                                                           ------------
Net assets ........................................................        $ 22,014,409
                                                                           ------------
                                                                           ------------

CLASS H
Net assets ........................................................        $ 21,417,972
                                                                           ------------
Shares outstanding ................................................           1,822,643
                                                                           ------------
Net asset value, offering price and redemption value per share ....              $11.75
                                                                                 ------
                                                                                 ------
CLASS I
Net assets ........................................................         $   596,437
                                                                           ------------
Shares outstanding ................................................              50,760
                                                                           ------------
Net asset value, offering price and redemption value per share ....              $11.75
                                                                                 ------
                                                                                 ------


                 See accompanying notes to financial statements
10

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


STATEMENT OF OPERATIONS

                                                                             FOR THE
                                                                            YEAR ENDED
                                                                         DECEMBER 31, 1999
                                                                         -----------------
INVESTMENT INCOME:
Interest .............................................................          $  659,846
Dividends (net of foreign withholding taxes of $1,315) ...............             148,412
                                                                                ----------
                                                                                   808,258
                                                                                ----------

EXPENSES:
Investment advisory and administration ...............................             198,050
Distribution fees--Class I ...........................................                 364
Legal and audit ......................................................              51,232
Reports and notices to shareholders ..................................              47,553
Custody and accounting fees ..........................................              17,863
Trustees' fees .......................................................               7,500
Transfer agency and service fees .....................................               2,375
Other expenses .......................................................               5,302
                                                                                ----------
                                                                                   330,239
Less: Fee waivers and reimbursements from investment adviser .........                (444)
                                                                                ----------
Net expenses .........................................................             329,795
                                                                                ----------
Net investment income ................................................             478,463
                                                                                ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
    Investment transactions ..........................................           2,568,646
    Futures ..........................................................            (110,979)
Net change in unrealized appreciation/depreciation of:
    Investments ......................................................          (2,753,311)
    Futures ..........................................................                (875)
                                                                                ----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ........            (296,519)
                                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................          $  181,944
                                                                                ----------
                                                                                ----------

                See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE YEARS
                                                                                            ENDED DECEMBER 31,
                                                                                     -----------------------------
                                                                                         1999            1998
                                                                                     -----------       -----------
FROM OPERATIONS:
Net investment income ........................................................       $    478,463      $   692,840
Net realized gains (losses) from:
    Investment transactions ..................................................          2,568,646        3,474,310
    Futures ..................................................................           (110,979)              --
Net change in unrealized appreciation/depreciation of:
    Investments ..............................................................         (2,753,311)       1,039,874
    Futures ..................................................................               (875)              --
                                                                                      -----------      -----------
Net increase in net assets resulting from operations .........................            181,944        5,207,024
                                                                                      -----------      -----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class H ...............................................                 --         (670,147)
Net investment income--Class I ...............................................                 --               --
Net realized gains from investments--Class H .................................               (426)      (3,490,506)
Net realized gains from investments--Class I .................................                 (5)              --
                                                                                      -----------      -----------
                                                                                             (431)      (4,160,653)
                                                                                      -----------      -----------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares of beneficial interest ..................          1,737,198        2,174,591
Cost of shares of beneficial interest repurchased ............................        (12,613,982)      (8,713,360)
Proceeds from dividends reinvested ...........................................          4,161,084        5,829,680
                                                                                      -----------      -----------
Net decrease in net assets from beneficial interest transactions .............         (6,715,700)        (709,089)
                                                                                      -----------      -----------
Net increase (decrease) in net assets ........................................         (6,534,187)         337,282

NET ASSETS:
Beginning of year ............................................................         28,548,596       28,211,314
                                                                                      -----------      -----------
End of year (including undistributed net investment
    income of $467,034 at December 31, 1999) .................................       $ 22,014,409      $28,548,596
                                                                                      -----------      -----------
                                                                                      -----------      -----------

                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

     Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

     The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

NOTES TO FINANCIAL STATEMENTS


realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

     The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

   At December 31, 1999, the Portfolio owed Mitchell Hutchins $13,906 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended December 31, 1999, Mitchell Hutchins waived $80.

     For the year ended December 31, 1999, the Portfolio paid $1,674 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

     Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period August 17, 1999 (commencement of issuance of Class I shares) to December 31, 1999, Mitchell Hutchins and the insurance companies agreed to waive the $364 distribution fee.

NOTES TO FINANCIAL STATEMENTS


SECURITIES LENDING

     The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolio's lending agent, received compensation of $512 from the Portfolio for the year ended December 31, 1999.

     For the year ended December 31, 1999, the Portfolio earned $1,545 net of fees, rebates and expenses, for securities lending transactions. At December 31, 1999, there were no securities on loan from the Portfolio.

BANK LINE OF CREDIT

     The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowing. For the year ended December 31, 1999, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at December 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

     At December 31, 1999, the components of net unrealized appreciation of investments were as follows:

   Gross appreciation (investments having an excess of value over cost) ..........     $3,852,561
   Gross depreciation (investments having an excess of cost over value) ..........       (591,744)
                                                                                       ----------
   Net unrealized appreciation of investments ....................................     $3,260,817
                                                                                       ----------
                                                                                       ----------

     For the year ended December 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $52,127,317 and $59,336,623, respectively.

FEDERAL TAX STATUS

     The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

     To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 1999, the Portfolio's undistributed net investment income was decreased by $9,943, accumulated net realized gains/losses from investments were increased by $11,414 and capital stock was decreased by $1,471.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


SHARES OF BENEFICIAL INTEREST

     There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio was as follows:

                                                                 CLASS H                     CLASS I*
FOR THE YEAR ENDED                                    --------------------------    --------------------------
  DECEMBER 31, 1999:                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                      ------------  ------------    -----------     ----------
Shares sold ...............................              101,706    $  1,146,703         52,050       $590,495
Shares repurchased  .......................           (1,116,258)    (12,599,307)        (1,291)       (14,675)
Dividends reinvested ......................              363,413       4,161,079              1              5
                                                      ------------  ------------    -----------     ----------
Net increase ..............................             (651,139)   $ (7,291,525)        50,760       $575,825
                                                      ------------  ------------    -----------     ----------
                                                      ------------  ------------    -----------     ----------


                                                                 CLASS H
FOR THE YEAR ENDED                                    --------------------------
  DECEMBER 31, 1998:                                     SHARES         AMOUNT
                                                      ------------   -----------
Shares sold ...............................               180,169    $ 2,174,591
Shares repurchased  .......................              (711,812)    (8,713,360)
Dividends reinvested ......................               514,535      5,829,680
                                                       -----------   -----------
Net increase ..............................               (17,108)   $  (709,089)
                                                       -----------   -----------
                                                       -----------   -----------

* Class I shares commenced issuance on August 17, 1999.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      CLASS H                                CLASS I
                                              -------------------------------------------------------   ------------------
                                                                                                           FOR THE PERIOD
                                                       FOR THE YEARS ENDED DECEMBER 31,                   AUGUST 17, 1999+
                                              -------------------------------------------------------         THROUGH
                                                1999        1998       1997        1996#       1995      DECEMBER 31, 1999
                                              --------    --------   --------    --------   ---------    -----------------
Net asset value, beginning of period ......   $  11.54    $  11.33   $  10.95    $  10.70   $    9.54        $  11.37
                                              --------    --------   --------    --------   ---------       ----------
Net investment income .....................       0.26        0.28       0.28        0.29        0.35            0.04
Net realized and unrealized gains (losses)
  from investments and futures.............      (0.05)       1.61       2.44        1.49        1.88            0.34
                                              --------    --------   --------    --------   ---------       ----------
Net increase from investment operations ...       0.21        1.89       2.72        1.78        2.23            0.38
                                              --------    --------   --------    --------   ---------       ----------
Dividends from net investment income ......         --       (0.27)     (0.28)      (0.28)      (0.35)             --
Distributions from net realized gains
  on investments ..........................      (0.00)++    (1.41)     (2.06)      (1.25)      (0.72)          (0.00)++
                                              --------    --------   --------    --------   ---------       ----------
Total dividends and distributions .........      (0.00)      (1.68)     (2.34)      (1.53)      (1.07)          (0.00)
                                              --------    --------   --------    --------   ---------       ----------
Net asset value, end of period ............   $  11.75    $  11.54   $  11.33    $  10.95    $  10.70        $  11.75
                                              --------    --------   --------    --------   ---------       ----------
                                              --------    --------   --------    --------   ---------       ----------
Total investment return (1) ...............       1.82%      16.81%     24.86%      16.82%      23.27%           3.34%
                                              --------    --------   --------    --------   ---------       ----------
                                              --------    --------   --------    --------   ---------       ----------
Ratios/Supplemental data:
Net assets, end of period ................    $ 21,418    $ 28,549   $ 28,211    $ 29,224    $ 23,413        $    596
Expenses to average net assets,
  net of waivers(2) ......................        1.25%       0.97%      1.19%       1.24%       1.09%           1.57%*
Net investment income to average
  net assets, net of waivers(3)...........        1.81%       2.08%      2.06%       2.29%       2.88%           1.39%*
Portfolio turnover .......................         206%        177%       169%        235%        171%            206%

------------------

+    Commencement of issuance of shares.
# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfilio.
++ The Portfolio made a distribution of less than $0.005 during the year ended December 31, 1999.
*    Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.25% and 1.82% for Class H and Class I, respectively.
(3) During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.81% and 1.14% for Class H and Class I, respectively.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Balanced Portfolio

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 1999 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Balanced Portfolio at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                               /s/ Ernst & Young LLP

New York, New York
February 16, 2000

                                ANNUAL REPORT

-------------------------------------------------------------------------------
                                                     MITCHELL

                                                     HUTCHINS SERIES

                                                     TRUST



                                                     BALANCED

                                                     PORTFOLIO



                                                     DECEMBER 31, 1999





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